Financial Instruments	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Financial Instruments
Financial Instruments

Note 6—Financial Instruments:

The Company's cash equivalents were primarily comprised of investments in several large institutional money market funds that invest primarily in bills, notes and bonds issued by the U.S. Treasury, U.S. Government guaranteed repurchase agreements fully collateralized by U.S. Treasury obligations, U.S. Government guaranteed securities and investment-grade corporate securities that have original maturities of three months or less. There are no restrictions on the withdrawal of the Company's cash and cash equivalents. The Company's cash equivalents are recorded at historical cost which equals fair value based on quoted market prices (Level 1 input as defined by the accounting standard for fair value measurements).

The Company utilizes foreign currency forward contracts to manage foreign currency exchange rate risk related to receipts from customers, payments to suppliers and certain intercompany transactions denominated in currencies other than the Company's (or one of its subsidiaries') functional currency. As of July 31, 2011, outstanding foreign currency forward contracts had an immaterial aggregate notional amount and an immaterial fair value, which is estimated using an income approach based on the present value of the forward rate less the contract rate multiplied by the notional amount (Level 2 input). Since the foreign currency forward contracts do not qualify as cash flow hedges in accordance with the accounting standard for derivative and hedging instruments, gains and losses are recognized in earnings immediately. During the six months ended July 31, 2011 and 2010, the Company recognized net gains from foreign currency forward contracts (included in other income (expense), net) of less than $1 million. The Company does not use derivatives for trading or speculative purposes.

During the first quarter of fiscal 2012, the Company amended and restated its revolving credit facility. The amended and restated revolving credit facility provides for $750 million in unsecured borrowing capacity at interest rates determined, at the Company's option, based on either LIBOR plus a margin or a defined base rate through fiscal 2016. As of July 31, 2011 and January 31, 2011, there were no borrowings outstanding under the revolving credit facility.

The revolving credit facility contains certain customary representations and warranties, as well as certain affirmative and negative covenants. The financial covenants contained in the revolving credit facility require that, for a period of four trailing fiscal quarters, the Company maintains a ratio of consolidated funded debt to earnings before interest, taxes, depreciation and amortization (EBITDA) adjusted for other items as defined in the credit facility of not more than 3.0 to 1.0 and a ratio of EBITDA adjusted for other items as defined in the credit facility to interest expense of greater than 3.5 to 1.0. The Company was in compliance with these financial covenants as of July 31, 2011.

Other covenants restrict certain of the Company's activities, including among other things, its ability to create liens, dispose of certain assets and merge or consolidate with other entities. The revolving credit facility also contains certain customary events of default, including, among others, defaults based on certain bankruptcy and insolvency events, nonpayment, cross-defaults to other debt, breach of specified covenants, Employee Retirement Income Security Act (ERISA) events, material monetary judgments, change of control events and the material inaccuracy of the Company's representations and warranties.

The Company's notes payable and long-term debt consisted of the following:

	Stated interest rate	Effective interest rate	July 31, 2011	January 31, 2011
			($ in millions)
SAIC senior unsecured notes:
$450 million notes issued in fiscal 2011, which mature in December 2020	4.45%	4.59%	$448	$448
$300 million notes issued in fiscal 2011, which mature in December 2040	5.95%	6.03%	300	300
Science Applications senior unsecured notes:
$550 million notes issued in fiscal 2003, which mature in July 2012	6.25%	6.50%	550	550
$250 million notes issued in fiscal 2003, which mature in July 2032	7.13%	7.43%	248	248
$300 million notes issued in fiscal 2004, which mature in July 2033	5.50%	5.78%	296	296
Other notes payable due on various dates through fiscal 2017	0%-3.1%	Various	10	10

Total notes payable and long-term debt			1,852	1,852
Less current portion			553	3

Total notes payable and long-term debt, net of current portion			$1,299	$1,849

Fair value of notes payable and long-term debt			$2,010	$1,930

The fair value of long-term debt is determined based on interest rates available for debt with terms and maturities similar to the Company's existing debt arrangements (Level 2 input as defined by the accounting standard for fair value measurements).

The senior unsecured notes contain customary restrictive covenants, including, among other things, restrictions on the Company's ability to create liens and enter into sale and leaseback transactions. The Company was in compliance with all covenants as of July 31, 2011.

Note 9—Financial Instruments:

The Company is exposed to certain market risks which are inherent in certain transactions entered into during the normal course of business. These transactions include sales contracts denominated in foreign currencies, investments in equity securities and exposure to changing interest rates. The Company uses a risk management policy to assess and manage cash flow and fair value exposures. The policy permits the use of derivative instruments with certain restrictions. The Company does not hold derivative instruments for trading or speculative purposes.

Foreign Currency Forward Contracts

Although the majority of the Company's transactions are denominated in U.S. dollars, some transactions are denominated in foreign currencies. The Company utilizes foreign currency forward contracts to manage foreign currency exchange rate risk related to receipts from customers, payments to suppliers and certain intercompany transactions denominated in currencies other than the Company's (or one of its subsidiaries') functional currency. The Company enters into foreign currency forward contracts from time to time to fix, or limit the adverse impact on, the amount of firmly committed and forecasted non-functional payments, receipts and intercompany transactions related to its ongoing business and operational financing activities. As of January 31, 2011, outstanding foreign currency forward contracts had an aggregate notional amount of $3 million with an immaterial fair value, which is estimated using an income approach based on the present value of the forward rate less the contract rate multiplied by the notional amount (Level 2 input). Since the foreign currency forward contracts do not qualify as cash flow hedges in accordance with the accounting standard for derivative and hedging instruments, gains and losses are recognized in earnings immediately. During the years ended January 31, 2011 and 2010, the Company recognized net gains from foreign currency forward contracts (included in other income, net) of $1 million.